Other Financial Assets (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Financial Assets Text Block Abstract
Schedule of non current assets
	2022	2021
	A$	A$
Non-current assets
Security Bonds and Deposits:
Balance at the start of the financial year	37,500	37,500
Security deposits (refunded)/paid during the financial year	-	-
Balance at the end of the financial year	37,500	37,500